Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Income before taxes from continuing operations	$ 13,640	$ 9,123	$ 7,177
Switzerland
Statement [line items]
Income before taxes from continuing operations	10,098	9,719	5,751
Foreign
Statement [line items]
Income before taxes from continuing operations	$ 3,542	(596)	1,426
Discontinued operations [member]
Statement [line items]
Income before taxes from continuing operations		$ 214	$ 1,194